Derivative Financial Instruments - Effect of Hedge Activity on Income and Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Derivative Instruments, Gain (Loss)
Cost	$ 27,560	$ 27,842	$ 25,865
SG&A expense	19,003	18,609	18,745
Other (income) and expense	(914)	5,803	873
Interest expense	1,607	1,216	1,155
Cost of services
Derivative Instruments, Gain (Loss)
Gains/(Losses) of Total Hedge Activity	(5)	24	43
Cost of sales
Derivative Instruments, Gain (Loss)
Gains/(Losses) of Total Hedge Activity	22	99	(16)
Cost of financing
Derivative Instruments, Gain (Loss)
Gains/(Losses) of Total Hedge Activity	(11)	2	1
SG&A expense
Derivative Instruments, Gain (Loss)
Gains/(Losses) of Total Hedge Activity	165	(211)	176
Other (income) and expense
Derivative Instruments, Gain (Loss)
Gains/(Losses) of Total Hedge Activity	17	(225)	(205)
Interest expense
Derivative Instruments, Gain (Loss)
Gains/(Losses) of Total Hedge Activity	(54)	6	3
Services
Derivative Instruments, Gain (Loss)
Cost	21,051	21,062	19,147
Sales
Derivative Instruments, Gain (Loss)
Cost	6,127	6,374	6,184
Financing
Derivative Instruments, Gain (Loss)
Cost	$ 382	$ 406	$ 534